Schedule of Investments (unaudited)
September 30, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 47.4%
Communication Services — 3.3%
Diversified Telecommunication Services — 2.0%
AT&T Inc., Senior Notes	1.700%	3/25/26	$150,000	$148,259
AT&T Inc., Senior Notes	4.700%	8/15/30	250,000	254,344
NTT Finance Corp., Senior Notes	4.620%	7/16/28	650,000	656,532 (a)
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	2,180,000	2,182,666
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	270,000	257,574
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	1,587,000	1,561,768
Total Diversified Telecommunication Services				5,061,143
Entertainment — 0.1%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	200,000	203,137 (a)
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	54,000	53,305
Total Entertainment				256,442
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	330,000	285,512 (a)
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	100,000	98,343 (a)
Total Media				383,855
Wireless Telecommunication Services — 1.1%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,000,000	739,965 (a)
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	1,690,000	1,676,941
T-Mobile USA Inc., Senior Notes	4.750%	2/1/28	340,000	340,528
Total Wireless Telecommunication Services				2,757,434

Total Communication Services				8,458,874
Consumer Discretionary — 3.9%
Automobile Components — 0.1%
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	160,000	159,011 (a)
Automobiles — 1.5%
BMW US Capital LLC, Senior Notes	4.650%	8/13/29	1,220,000	1,236,385 (a)
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	970,000	968,254
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	210,000	209,727
Hyundai Capital America, Senior Notes	5.950%	9/21/26	450,000	457,240 (a)
Hyundai Capital America, Senior Notes	5.275%	6/24/27	830,000	843,074 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	200,000	173,500 (a)
Total Automobiles				3,888,180
Broadline Retail — 0.4%
Dollar General Corp., Senior Notes	4.625%	11/1/27	390,000	393,387
Prosus NV, Senior Notes	3.257%	1/19/27	670,000	659,824 (a)
Total Broadline Retail				1,053,211
Hotels, Restaurants & Leisure — 1.4%
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	30,000	30,618 (a)
Carnival Corp., Senior Notes	5.875%	6/15/31	230,000	235,838 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	500,000	512,833 (a)
Las Vegas Sands Corp., Senior Notes	5.900%	6/1/27	810,000	826,758
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	870,000	889,644
McDonald’s Corp., Senior Notes	3.500%	3/1/27	10,000	9,941
McDonald’s Corp., Senior Notes	3.500%	7/1/27	10,000	9,924
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	$80,000	$80,055 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	240,000	242,154 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	140,000	142,856 (a)
Sands China Ltd., Senior Notes	2.300%	3/8/27	420,000	408,142
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	240,000	257,773 (a)
Total Hotels, Restaurants & Leisure				3,646,536
Specialty Retail — 0.5%
Home Depot Inc., Senior Notes	2.500%	4/15/27	10,000	9,807
Home Depot Inc., Senior Notes	2.875%	4/15/27	120,000	118,328
Home Depot Inc., Senior Notes	4.875%	6/25/27	10,000	10,169
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	1,260,000	1,178,105
Total Specialty Retail				1,316,409

Total Consumer Discretionary				10,063,347
Consumer Staples — 3.0%
Food Products — 0.9%
Mars Inc., Senior Notes	4.600%	3/1/28	2,280,000	2,308,371 (a)
Personal Care Products — 0.4%
Kenvue Inc., Senior Notes	5.350%	3/22/26	640,000	642,688
Kenvue Inc., Senior Notes	5.050%	3/22/28	540,000	551,858
Total Personal Care Products				1,194,546
Tobacco — 1.7%
Altria Group Inc., Senior Notes	6.200%	11/1/28	10,000	10,569
BAT Capital Corp., Senior Notes	3.557%	8/15/27	640,000	633,598
BAT Capital Corp., Senior Notes	2.259%	3/25/28	700,000	669,059
Imperial Brands Finance PLC, Senior Notes	4.500%	6/30/28	620,000	624,157 (a)
Philip Morris International Inc., Senior Notes	4.750%	2/12/27	1,270,000	1,282,307
Philip Morris International Inc., Senior Notes	4.125%	4/28/28	1,050,000	1,052,185
Total Tobacco				4,271,875

Total Consumer Staples				7,774,792
Energy — 7.5%
Oil, Gas & Consumable Fuels — 7.5%
Chevron Corp., Senior Notes	1.995%	5/11/27	480,000	466,773
Chord Energy Corp., Senior Notes	6.000%	10/1/30	100,000	99,366 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	60,000	60,820 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	980,000	1,022,948 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	1,550,000	1,511,684 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,360,000	1,351,721
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	80,000	77,957 (a)
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	1,020,000	1,009,583
Diamondback Energy Inc., Senior Notes	5.200%	4/18/27	250,000	253,696
Energy Transfer LP, Senior Notes	5.500%	6/1/27	510,000	519,046
Energy Transfer LP, Senior Notes	5.550%	2/15/28	130,000	133,842
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	2,860,000	2,854,023
Enterprise Products Operating LLC, Senior Notes	4.600%	1/11/27	10,000	10,076
EQT Corp., Senior Notes	3.125%	5/15/26	1,300,000	1,288,348 (a)
EQT Corp., Senior Notes	5.000%	1/15/29	160,000	162,325
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Exxon Mobil Corp., Senior Notes	3.294%	3/19/27	$670,000	$665,654
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	120,000	120,539
MPLX LP, Senior Notes	4.125%	3/1/27	240,000	239,747
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	730,000	722,413
Occidental Petroleum Corp., Senior Notes	5.000%	8/1/27	1,030,000	1,042,036
ONEOK Inc., Senior Notes	5.550%	11/1/26	480,000	486,231
ONEOK Inc., Senior Notes	5.800%	11/1/30	270,000	284,616
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	20,000	20,387 (a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	370,000	379,704
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	710,000	618,009 (a)
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,110,000	1,099,964
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	800,000	795,393 (a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	180,000	178,814
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	240,000	240,280
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	530,000	531,108
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	340,000	374,901 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	20,000	22,113 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	20,000	22,587 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	40,000	42,512 (a)
Viper Energy Partners LLC, Senior Notes	4.900%	8/1/30	210,000	211,732
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	200,000	210,482

Total Energy				19,131,430
Financials — 10.2%
Banks — 5.7%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	199,745 (b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	710,000	699,290 (b)
Bank of America Corp., Senior Notes (5.933% to 9/15/26 then SOFR + 1.340%)	5.933%	9/15/27	300,000	305,026 (b)
Bank of Nova Scotia, Senior Notes	2.951%	3/11/27	400,000	394,078
Bank of Nova Scotia, Senior Notes	5.400%	6/4/27	1,000,000	1,023,406
BNP Paribas SA, Senior Notes (4.792% to 5/9/28 then SOFR + 1.450%)	4.792%	5/9/29	1,090,000	1,100,445 (a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	900,000	918,154 (a)(b)
Citibank NA, Senior Notes	4.838%	8/6/29	1,300,000	1,331,900
Citigroup Inc., Senior Notes (3.887% to 1/10/27 then 3 mo. Term SOFR + 1.825%)	3.887%	1/10/28	110,000	109,574 (b)
Citigroup Inc., Senior Notes (4.643% to 5/7/27 then SOFR + 1.143%)	4.643%	5/7/28	1,610,000	1,621,392 (b)
Credit Agricole SA, Senior Notes (1.247% to 1/26/26 then SOFR + 0.892%)	1.247%	1/26/27	520,000	514,571 (a)(b)
Goldman Sachs Bank USA, Senior Notes (5.283% to 3/18/26 then SOFR + 0.777%)	5.283%	3/18/27	200,000	200,935 (b)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	1,390,000	1,419,509 (b)
ING Groep NV, Senior Notes (4.017% to 3/28/27 then SOFR + 1.830%)	4.017%	3/28/28	550,000	548,456 (b)
JPMorgan Chase & Co., Senior Notes (4.505% to 10/22/27 then SOFR + 0.860%)	4.505%	10/22/28	130,000	131,146 (b)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
JPMorgan Chase & Co., Senior Notes (5.103% to 4/22/30 then SOFR + 1.435%)	5.103%	4/22/31	$630,000	$650,997 (b)
Royal Bank of Canada, Senior Notes	4.875%	1/19/27	2,090,000	2,115,038
Toronto-Dominion Bank, Senior Notes	5.523%	7/17/28	950,000	986,898
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	60,000	60,705 (b)
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	10,000	9,743 (b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	110,000	114,498 (b)
Total Banks				14,455,506
Capital Markets — 2.1%
Bank of New York Mellon Corp., Senior Notes (3.992% to 6/13/27 then SOFR + 1.151%)	3.992%	6/13/28	860,000	859,935 (b)
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	10,000	10,150
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	500,000	496,445 (b)
Goldman Sachs Group Inc., Senior Notes (4.387% to 6/15/26 then SOFR + 1.510%)	4.387%	6/15/27	480,000	480,586 (b)
Goldman Sachs Group Inc., Senior Notes (4.482% to 8/23/27 then SOFR + 1.725%)	4.482%	8/23/28	1,030,000	1,036,698 (b)
Goldman Sachs Group Inc., Senior Notes (5.727% to 4/25/29 then SOFR + 1.265%)	5.727%	4/25/30	460,000	481,376 (b)
Morgan Stanley, Senior Notes (4.210% to 4/20/27 then SOFR + 1.610%)	4.210%	4/20/28	1,030,000	1,031,291 (b)
Morgan Stanley, Senior Notes (4.994% to 4/12/28 then SOFR + 1.380%)	4.994%	4/12/29	480,000	489,645 (b)
Morgan Stanley, Senior Notes (5.656% to 4/18/29 then SOFR + 1.260%)	5.656%	4/18/30	470,000	490,898 (b)
Total Capital Markets				5,377,024
Consumer Finance — 0.9%
American Express Co., Senior Notes (5.645% to 4/23/26 then SOFR + 0.750%)	5.645%	4/23/27	580,000	584,594 (b)
Mercedes-Benz Finance North America LLC, Senior Notes	4.750%	8/1/27	1,240,000	1,254,476 (a)
Mercedes-Benz Finance North America LLC, Senior Notes	5.100%	11/15/29	490,000	505,493 (a)
Total Consumer Finance				2,344,563
Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	560,000	539,837
Block Inc., Senior Notes	6.000%	8/15/33	120,000	122,966 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	165,000	173,197 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	30,000	30,429 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	50,000	51,971 (a)
LPL Holdings Inc., Senior Notes	4.900%	4/3/28	950,000	960,500
National Securities Clearing Corp., Senior Notes	0.750%	12/7/25	490,000	486,701 (a)
Total Financial Services				2,365,601
Insurance — 0.6%
Aon North America Inc., Senior Notes	5.150%	3/1/29	580,000	597,009
Marsh & McLennan Cos. Inc., Senior Notes	4.550%	11/8/27	860,000	869,946
Total Insurance				1,466,955

Total Financials				26,009,649
Health Care — 7.0%
Biotechnology — 0.4%
AbbVie Inc., Senior Notes	4.800%	3/15/27	1,020,000	1,032,051
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Equipment & Supplies — 1.0%
GE HealthCare Technologies Inc., Senior Notes	5.650%	11/15/27	$1,010,000	$1,041,136
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	170,000	174,531 (a)
Roche Holdings Inc., Senior Notes	4.790%	3/8/29	1,080,000	1,104,363 (a)
Solventum Corp., Senior Notes	5.450%	2/25/27	252,000	256,196
Total Health Care Equipment & Supplies				2,576,226
Health Care Providers & Services — 4.7%
Cardinal Health Inc., Senior Notes	4.700%	11/15/26	900,000	906,548
Cardinal Health Inc., Senior Notes	5.125%	2/15/29	620,000	637,949
Cencora Inc., Senior Notes	4.625%	12/15/27	480,000	485,511
CVS Health Corp., Senior Notes	3.000%	8/15/26	1,040,000	1,029,488
CVS Health Corp., Senior Notes	1.300%	8/21/27	10,000	9,476
CVS Health Corp., Senior Notes	4.300%	3/25/28	2,010,000	2,011,602
Humana Inc., Senior Notes	5.750%	12/1/28	1,370,000	1,427,419
McKesson Corp., Senior Notes	4.250%	9/15/29	720,000	723,286
Quest Diagnostics Inc., Senior Notes	4.600%	12/15/27	2,020,000	2,045,501
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	1,010,000	1,006,573
UnitedHealth Group Inc., Senior Notes	4.700%	4/15/29	1,860,000	1,895,279
Total Health Care Providers & Services				12,178,632
Pharmaceuticals — 0.9%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	430,000	441,112 (a)
Bristol-Myers Squibb Co., Senior Notes	4.900%	2/22/27	500,000	506,733
Eli Lilly & Co., Senior Notes	4.500%	2/9/29	820,000	833,110
Eli Lilly & Co., Senior Notes	4.200%	8/14/29	10,000	10,075
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	236,000	232,005
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	12/1/32	200,000	208,442
Total Pharmaceuticals				2,231,477

Total Health Care				18,018,386
Industrials — 4.1%
Aerospace & Defense — 1.4%
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	100,000	99,841 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	30,000	31,839 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	70,000	73,137 (a)
General Dynamics Corp., Senior Notes	3.500%	4/1/27	330,000	328,696
Howmet Aerospace Inc., Senior Notes	3.000%	1/15/29	520,000	501,879
Lockheed Martin Corp., Senior Notes	4.150%	8/15/28	180,000	181,174
RTX Corp., Senior Notes	5.750%	11/8/26	1,920,000	1,952,346
RTX Corp., Senior Notes	4.125%	11/16/28	260,000	259,856
Total Aerospace & Defense				3,428,768
Building Products — 0.1%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	130,000	134,761 (a)
Commercial Services & Supplies — 0.4%
GFL Environmental Inc., Senior Notes	4.000%	8/1/28	150,000	146,587 (a)
GFL Environmental Inc., Senior Notes	6.750%	1/15/31	350,000	366,684 (a)
Waste Management Inc., Senior Notes	4.500%	3/15/28	480,000	485,959
Total Commercial Services & Supplies				999,230
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ground Transportation — 0.1%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	$330,000	$321,496
Machinery — 0.3%
Ingersoll Rand Inc., Senior Notes	5.400%	8/14/28	830,000	858,791
Passenger Airlines — 0.7%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	360,000	375,760 (a)
American Airlines Pass-Through Trust	3.375%	5/1/27	1,058,982	1,042,329
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	11.000%	3/12/30	344,141	146,473 *(a)(c)(d)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	310,000	305,488 (a)
Total Passenger Airlines				1,870,050
Professional Services — 0.1%
Paychex Inc., Senior Notes	5.100%	4/15/30	330,000	339,710
Trading Companies & Distributors — 1.0%
Air Lease Corp., Senior Notes	1.875%	8/15/26	1,120,000	1,097,024
Air Lease Corp., Senior Notes	5.300%	2/1/28	720,000	733,256
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	50,000	51,977 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	50,000	52,235 (a)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	130,000	134,926 (a)
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	420,000	397,639
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	120,000	111,254
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	10,000	10,411 (a)
Total Trading Companies & Distributors				2,588,722

Total Industrials				10,541,528
Information Technology — 2.7%
Communications Equipment — 0.0%††
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	32,000	31,835 (a)
Electronic Equipment, Instruments & Components — 0.0%††
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	70,000	74,875 (a)
Semiconductors & Semiconductor Equipment — 1.5%
Advanced Micro Devices Inc., Senior Notes	4.319%	3/24/28	760,000	766,781
Broadcom Inc., Senior Notes	4.150%	2/15/28	870,000	872,447
Broadcom Inc., Senior Notes	4.600%	7/15/30	630,000	639,701
Intel Corp., Senior Notes	3.750%	8/5/27	850,000	843,660
Intel Corp., Senior Notes	1.600%	8/12/28	110,000	102,608
Texas Instruments Inc., Senior Notes	2.900%	11/3/27	10,000	9,827
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	630,000	614,984
Total Semiconductors & Semiconductor Equipment				3,850,008
Software — 1.0%
Oracle Corp., Senior Notes	4.500%	5/6/28	1,050,000	1,057,938
Oracle Corp., Senior Notes	4.200%	9/27/29	850,000	848,376
Synopsys Inc., Senior Notes	4.650%	4/1/28	590,000	596,706
Total Software				2,503,020
Technology Hardware, Storage & Peripherals — 0.2%
Hewlett Packard Enterprise Co., Senior Notes	4.400%	10/15/30	390,000	387,759

Total Information Technology				6,847,497
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Materials — 1.6%
Chemicals — 0.2%
EQUATE Petrochemical Co. KSC, Senior Notes	4.250%	11/3/26	$630,000	$628,881 (a)
Construction Materials — 0.3%
Amrize Finance US LLC, Senior Notes	4.700%	4/7/28	740,000	748,954 (a)
Metals & Mining — 0.9%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	590,000	626,034 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	200,000	206,924 (a)
Freeport-McMoRan Inc., Senior Notes	4.125%	3/1/28	280,000	278,431
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	10,000	9,957 (a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	800,000	794,359 (a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	320,000	320,554
Total Metals & Mining				2,236,259
Paper & Forest Products — 0.2%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	560,000	561,556 (a)

Total Materials				4,175,650
Real Estate — 0.1%
Specialized REITs — 0.1%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	110,000	111,954 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	30,000	30,097 (a)

Total Real Estate				142,051
Utilities — 4.0%
Electric Utilities — 3.6%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.200%	10/1/28	1,330,000	1,372,916
Connecticut Light and Power Co., First Mortgage Bonds	4.650%	1/1/29	580,000	590,856
FirstEnergy Transmission LLC, Senior Notes	4.550%	1/15/30	930,000	936,598
Florida Power & Light Co., First Mortgage Bonds	5.150%	6/15/29	580,000	602,221
Georgia Power Co., Senior Notes	5.004%	2/23/27	1,290,000	1,308,712
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.500%	3/20/27	610,000	614,467 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	430,000	442,793
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	742,000	763,277 (a)
Southern California Edison Co., First Mortgage Bonds	5.650%	10/1/28	1,720,000	1,775,029
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	50,000	52,330 (a)
Vistra Operations Co. LLC, Senior Secured Notes	5.050%	12/30/26	740,000	744,808 (a)
Total Electric Utilities				9,204,007
Gas Utilities — 0.1%
Snam SpA, Senior Notes	5.000%	5/28/30	220,000	223,237 (a)
Independent Power and Renewable Electricity Producers — 0.0%††
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	70,000	74,161 (a)
Multi-Utilities — 0.3%
Engie SA, Senior Notes	5.250%	4/10/29	840,000	865,915 (a)

Total Utilities				10,367,320
Total Corporate Bonds & Notes (Cost — $120,539,140)				121,530,524
Asset-Backed Securities — 15.4%
ABFC Trust, 2003-OPT1 A3 (1 mo. Term SOFR + 0.794%)	4.952%	4/25/33	373,390	369,457 (b)
AIMCO CLO Ltd., 2021-14A B (3 mo. Term SOFR + 1.612%)	5.937%	4/20/34	800,000	800,001 (a)(b)
AIMCO CLO Ltd., 2021-15A AR (3 mo. Term SOFR + 1.200%)	5.522%	4/17/38	550,000	551,376 (a)(b)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Ally Auto Receivables Trust, 2022-3 A3	5.070%	4/15/27	$128,946	$129,140
Amur Equipment Finance Receivables LLC, 2024-1A B	5.370%	1/21/31	1,350,000	1,379,413 (a)
Apex Credit CLO LLC, 2021-2A A1AR (3 mo. Term SOFR + 1.180%)	5.412%	10/20/34	570,000	570,428 (a)(b)
Apidos CLO Ltd., XXXA A2R (3 mo. Term SOFR + 1.500%)	5.829%	10/18/31	1,000,000	1,003,465 (a)(b)
Ares CLO Ltd., 2017-44A A1RR (3 mo. Term SOFR + 1.130%)	5.424%	4/15/34	250,000	250,320 (a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	980,000	961,782 (a)
Balboa Bay Loan Funding Ltd., 2021-2A A1R (3 mo. Term SOFR + 1.130%)	5.455%	1/20/35	580,000	582,135 (a)(b)
BCRED MML CLO LLC, 2021-1A A (3 mo. Term SOFR + 1.742%)	6.059%	1/15/35	950,000	951,532 (a)(b)
Black Diamond CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.650%)	5.968%	10/25/37	1,040,000	1,044,891 (a)(b)
BlueMountain CLO Ltd., 2020-30A AR2 (3 mo. Term SOFR + 1.150%)	5.126%	4/15/35	420,000	420,499 (a)(b)
Capital One Prime Auto Receivables Trust, 2022-2 A3	3.660%	5/17/27	128,751	128,590
Carmax Auto Owner Trust, 2025-2 A2B (30 Day Average SOFR + 0.690%)	5.062%	7/17/28	1,230,000	1,234,039 (b)
Carvana Auto Receivables Trust, 2021-P4 A4	1.640%	12/10/27	1,060,950	1,049,377
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.382%)	5.704%	7/17/34	565,000	566,001 (a)(b)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	846,137	829,060 (a)
CIFC Funding Ltd., 2024-2A A1 (3 mo. Term SOFR + 1.520%)	5.852%	4/22/37	150,000	150,670 (a)(b)
CNH Equipment Trust, 2022-B A3	3.890%	11/15/27	448,540	448,013
Columbia Cent CLO Ltd., 2022-32A A1R2 (3 mo. Term SOFR + 1.120%)	5.274%	7/24/34	690,000	690,126 (a)(b)
Dryden Senior Loan Fund, 2015-41A AR (3 mo. Term SOFR + 1.232%)	5.549%	4/15/31	111,432	111,492 (a)(b)
Ent Auto Receivables Trust, 2023-1A A4	6.260%	11/15/29	640,000	657,099 (a)
Enterprise Fleet Financing LLC, 2022-3 A2	4.380%	7/20/29	115,356	115,378 (a)
Fifth Third Auto Trust, 2023-1 A3	5.530%	8/15/28	982,292	991,446
Ford Credit Floorplan Master Owner Trust, 2023-1 A1	4.920%	5/15/28	1,310,000	1,316,516 (a)
Fortress Credit Bsl Ltd., 2021-1A AR (3 mo. Term SOFR + 1.100%)	5.076%	4/20/33	480,000	480,570 (a)(b)(e)
Greywolf CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.892%)	6.205%	4/26/31	250,000	250,421 (a)(b)
Harbor Park CLO Ltd., 2018-1A B1R (3 mo. Term SOFR + 1.700%)	6.025%	1/20/31	640,000	641,026 (a)(b)
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	5.217%	12/25/35	380,000	369,264 (b)
HPS Loan Management Ltd., 15A-19 A1R (3 mo. Term SOFR + 1.320%)	5.652%	1/22/35	250,000	250,908 (a)(b)
JPMorgan Mortgage Acquisition Trust, 2007-CH2 MV2 (1 mo. Term SOFR + 0.564%)	4.722%	1/25/37	332,747	327,175 (b)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. Term SOFR + 0.634%)	4.792%	6/25/46	21,551	21,254 (a)(b)
MetroNet Infrastructure Issuer LLC, 2025-2A A2	5.400%	8/20/55	440,000	447,247 (a)
Milos CLO Ltd., 2017-1A AR (3 mo. Term SOFR + 1.332%)	5.657%	10/20/30	271,268	271,420 (a)(b)
Mountain View CLO Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.460%)	5.778%	4/15/34	350,000	350,588 (a)(b)
Navient Student Loan Trust, 2016-6A A3 (30 Day Average SOFR + 1.414%)	5.771%	3/25/66	1,346,688	1,373,845 (a)(b)
Navient Student Loan Trust, 2021-1A A1B (30 Day Average SOFR + 0.714%)	5.071%	12/26/69	456,198	453,790 (a)(b)
Navigator Aviation Ltd., 2025-1 A	5.107%	10/15/50	270,000	271,539 (a)
Nelnet Student Loan Trust, 2014-6A A (30 Day Average SOFR + 0.764%)	5.121%	11/25/52	155,999	155,810 (a)(b)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	311,369	294,092 (a)
Newark BSL CLO Ltd., 2017-1A A1R (3 mo. Term SOFR + 1.232%)	5.550%	7/25/30	134,187	134,388 (a)(b)
Obra CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.540%)	5.810%	7/20/38	600,000	603,528 (a)(b)
OCCU Auto Receivables Trust, 2025-1A D	5.600%	11/15/34	470,000	474,490 (a)
Ocean Trails CLO Ltd., 2020-10A AR2 (3 mo. Term SOFR + 1.300%)	5.618%	10/15/34	520,000	520,965 (a)(b)
Ocean Trails CLO Ltd., 2022-12A A1R (3 mo. Term SOFR + 1.330%)	5.655%	7/20/35	920,000	924,092 (a)(b)
Palmer Square CLO Ltd., 2021-1A A1AR (3 mo. Term SOFR + 1.150%)	5.475%	4/20/38	460,000	460,790 (a)(b)
Palmer Square Loan Funding Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.050%)	5.368%	10/15/32	1,603,256	1,606,462 (a)(b)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Parallel Ltd., 2023-1A A1R (3 mo. Term SOFR + 1.390%)	5.715%	7/20/36	$570,000	$572,155 (a)(b)
PFS Financing Corp., 2023-A A	5.800%	3/15/28	900,000	906,378 (a)
PFS Financing Corp., 2023-B B	5.710%	5/15/28	1,210,000	1,218,384 (a)
Saxon Asset Securities Trust, 2003-3 M1 (1 mo. Term SOFR + 1.089%)	3.766%	12/25/33	9,535	9,303 (b)
Service Experts Issuer LLC, 2025-1A A	5.380%	1/20/37	452,438	454,998 (a)
SLM Private Credit Student Loan Trust, 2005-A A4 (3 mo. Term SOFR + 0.572%)	4.609%	12/15/38	513,364	506,517 (b)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. Term SOFR + 0.552%)	4.589%	6/15/39	461,257	443,135 (b)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. Term SOFR + 0.532%)	4.569%	12/15/39	254,033	248,037 (b)
SLM Student Loan Trust, 2003-10A A4 (90 Day Average SOFR + 0.931%)	5.299%	12/17/68	446,324	445,035 (a)(b)
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. Term SOFR + 0.844%)	4.995%	1/15/53	277,178	274,723 (a)(b)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	548,880	484,444 (a)
Stonepeak ABS, 2021-1A A	2.675%	2/28/33	494,581	477,540 (a)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	7.326%	5/25/31	327,558	235,204 (a)(b)
Taco Bell Funding LLC, 2025-1A A2I	4.821%	8/25/55	210,000	210,960 (a)
Tesla Auto Lease Trust, 2023-B B	6.570%	8/20/27	1,310,000	1,315,561 (a)
Trinitas CLO Ltd., 2021-16A A1R (3 mo. Term SOFR + 1.130%)	5.266%	7/20/34	360,000	360,002 (a)(b)
TRP LLC, 2021-1 A	2.070%	6/19/51	798,600	765,248 (a)
Venture CLO Ltd., 2019-38A ARR (3 mo. Term SOFR + 1.000%)	5.310%	7/30/32	197,660	197,205 (a)(b)
Verdant Receivables LLC, 2024-1A A2	5.680%	12/12/31	1,097,142	1,118,576 (a)
Verdelite Static CLO Ltd., 2024-1A C (3 mo. Term SOFR + 1.950%)	6.275%	7/20/32	390,000	391,047 (a)(b)
Volkswagen Auto Loan Enhanced Trust, 2023-2 A2A	5.720%	3/22/27	69,280	69,363
Voya CLO Ltd., 2016-1A BR (3 mo. Term SOFR + 2.062%)	6.387%	1/20/31	240,000	240,400 (a)(b)
Whitebox CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.320%)	5.639%	7/24/36	250,000	250,625 (a)(b)
Whitebox CLO Ltd., 2021-3A A1R (3 mo. Term SOFR + 1.270%)	5.588%	10/15/35	330,000	331,428 (a)(b)

Total Asset-Backed Securities (Cost — $39,632,442)				39,512,178
Collateralized Mortgage Obligations(f) — 13.4%
Angel Oak Mortgage Trust, 2024-10 A1	5.348%	10/25/69	506,062	508,866 (a)
Arbor Realty Commercial Real Estate Notes LLC, 2025-FL1 A (1 mo. Term SOFR + 1.354%)	5.489%	1/20/43	260,000	260,411 (a)(b)
BANK, 2017-BNK9 ASB	3.470%	11/15/54	571,222	564,942
BANK, 2022-BNK39 XA, IO	0.524%	2/15/55	60,222,068	1,354,912 (b)
BANK, 2022-BNK40 A4	3.504%	3/15/64	470,000	438,364 (b)
BANK, 2023-BNK45 A5	5.203%	2/15/56	1,590,000	1,632,088
BDS Ltd., 2021-FL10 D (1 mo. Term SOFR + 2.964%)	7.100%	12/16/36	1,320,000	1,323,420 (a)(b)
Bear Stearns ALT-A Trust, 2007-1 1A1 (1 mo. Term SOFR + 0.434%)	4.592%	1/25/47	61,502	53,407 (b)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	1,320,000	1,176,745
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	8.154%	10/15/38	693,000	695,461 (a)(b)
BX Commercial Mortgage Trust, 2025-COPT A (1 mo. Term SOFR + 1.750%)	5.900%	8/15/42	640,000	641,786 (a)(b)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	7.407%	10/15/36	750,000	746,918 (a)(b)
Chase Mortgage Finance Trust, 2007-A1 2A3	5.894%	2/25/37	3,493	3,330 (b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	4.572%	8/25/35	783	764 (a)(b)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. Term SOFR + 0.694%)	4.852%	10/25/35	$7,596	$7,383 (a)(b)
Citigroup Mortgage Loan Trust, 2007-AR4 2A1A	6.951%	3/25/37	16,557	16,865 (b)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. Term SOFR + 0.534%)	4.692%	7/25/36	47,117	44,840 (a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	904,246	800,970 (a)(b)
Extended Stay America Trust, 2025-ESH A (1 mo. Term SOFR + 1.300%)	5.450%	10/15/42	240,000	241,350 (a)(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	33,202	33,386
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	415,144	408,203 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	835,550	818,559 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	838,437	810,553 (a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	7.456%	3/25/42	540,000	555,122 (a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1M2 (30 Day Average SOFR + 1.800%)	6.156%	1/25/44	250,000	252,419 (a)(b)
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	136,733	127,541
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	69,536	66,655
Federal National Mortgage Association (FNMA) REMIC, 2025-18 FH (30 Day Average SOFR + 1.400%)	5.756%	8/25/54	2,266,025	2,284,318 (b)
Freddie Mac Structured Pass-Through Certificates, T-51 1A	6.500%	9/25/43	36,586	38,089 (b)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. Term SOFR + 0.794%)	5.109%	2/20/60	4,686	4,700 (b)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. Term SOFR + 0.664%)	4.979%	3/20/60	40,284	40,336 (b)
Government National Mortgage Association (GNMA), 2010-H10 FB (1 mo. Term SOFR + 1.114%)	5.429%	5/20/60	91,167	91,819 (b)
Government National Mortgage Association (GNMA), 2010-H20 AF (1 mo. Term SOFR + 0.444%)	4.796%	10/20/60	137,066	136,831 (b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	4.816%	8/20/58	30,178	30,167 (b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. Term SOFR + 0.564%)	4.916%	11/20/60	96,068	96,044 (b)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. Term SOFR + 0.614%)	4.966%	1/20/61	12,904	12,910 (b)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. Term SOFR + 0.614%)	4.966%	12/20/60	23,570	23,599 (b)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. Term SOFR + 0.564%)	4.916%	2/20/61	50,164	50,159 (b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	4.966%	2/20/61	17,162	17,171 (b)
Government National Mortgage Association (GNMA), 2011-H19 FA (1 mo. Term SOFR + 0.584%)	4.936%	8/20/61	64,986	64,992 (b)
Government National Mortgage Association (GNMA), 2012-H21 FA (1 mo. Term SOFR + 0.614%)	4.966%	7/20/62	640,536	640,858 (b)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. Term SOFR + 0.644%)	4.996%	10/20/62	$8,240	$8,249 (b)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. Term SOFR + 0.634%)	4.986%	10/20/62	17,701	17,731 (b)
Government National Mortgage Association (GNMA), 2013-H02 FD (1 mo. Term SOFR + 0.454%)	4.806%	12/20/62	217,988	217,589 (b)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. Term SOFR + 0.514%)	4.866%	3/20/63	108,754	108,326 (b)
Government National Mortgage Association (GNMA), 2013-H14 FC (1 mo. Term SOFR + 0.584%)	4.936%	6/20/63	14,322	14,323 (b)
Government National Mortgage Association (GNMA), 2013-H14 FD (1 mo. Term SOFR + 0.584%)	4.936%	6/20/63	6,442	6,441 (b)
Government National Mortgage Association (GNMA), 2013-H14 FG (1 mo. Term SOFR + 0.584%)	4.936%	5/20/63	7,294	7,295 (b)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC-1	4.000%	8/20/48	104,990	100,622
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	80,088	72,991
Government National Mortgage Association (GNMA), 2019-H16 CF (1 mo. Term SOFR + 0.814%)	5.166%	10/20/69	445,221	444,233 (b)
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	63,984	63,782
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	64,145	64,034
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	4.839%	4/20/70	1,027,010	1,022,838 (b)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	4.689%	9/20/71	1,331,358	1,319,434 (b)
Government National Mortgage Association (GNMA), 2022-H08 FA (30 Day Average SOFR + 0.750%)	5.095%	4/20/72	2,296,852	2,287,530 (b)
Greystone CRE Notes LLC, 2025-FL4 A (1 mo. Term SOFR + 1.481%)	5.631%	1/15/43	390,000	391,021 (a)(b)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	5.285%	7/15/39	81,339	81,499 (a)(b)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	4.812%	11/25/36	596,482	524,504 (b)
IndyMac INDX Mortgage Loan Trust, 2004-AR14 2A1A (1 mo. Term SOFR + 0.834%)	4.992%	1/25/35	41,623	32,020 (b)
JPMorgan Resecuritization Trust, 2009-10 7A2	6.054%	2/26/37	1,651,458	747,581 (a)(b)
Luminent Mortgage Trust, 2006-7 2A2 (1 mo. Term SOFR + 0.554%)	4.712%	12/25/36	14,389	19,109 (b)
Merrill Lynch Mortgage Investors Trust, 2003-A2 2M1	6.228%	3/25/33	22,271	19,309 (b)
MF1 LLC, 2025-FL19 A (1 mo. Term SOFR + 1.488%)	5.624%	5/18/42	390,000	391,830 (a)(b)
MHC Commercial Mortgage Trust, 2021-MHC A (1 mo. Term SOFR + 0.915%)	5.065%	4/15/38	99,948	99,983 (a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	67,835	67,474
Morgan Stanley Capital I Trust, 2018-H4 XA, IO	0.968%	12/15/51	21,630,876	466,290 (b)
New Residential Mortgage Loan Trust, 2017-2A B2	4.750%	3/25/57	211,896	210,693 (a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	89,333	86,203 (a)(b)
New Residential Mortgage Loan Trust, 2019-NQM5 A3	3.065%	11/25/59	334,662	320,388 (a)(b)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	820,184	744,623 (a)(b)
PRKCM Trust, 2022-AFC1 A1A	4.100%	4/25/57	486,717	484,507 (a)(b)
PRPM LLC, 2025-RCF1 A1	4.500%	2/25/55	491,935	488,832 (a)
PRPM Trust, 2024-NQM4 A1	5.674%	12/26/69	471,095	475,156 (a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	3,397	1,102
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. Term SOFR + 0.664%)	4.822%	5/25/37	392,799	302,723 (b)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. Term SOFR + 1.108%)	5.369%	6/20/33	$30,212	$29,691 (b)
SREIT Trust, 2021-MFP2 A (1 mo. Term SOFR + 0.936%)	5.086%	11/15/36	1,450,000	1,449,486 (a)(b)
SREIT Trust, 2021-PALM A (1 mo. Term SOFR + 0.704%)	4.854%	10/15/34	825,000	822,380 (a)(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	4.275%	3/25/35	61,137	50,907 (b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-12 3A1	4.976%	6/25/35	2,831	2,402 (b)
Structured Asset Securities Corp., 2005-RF3 2A	4.425%	6/25/35	61,562	56,038 (a)(b)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2002-3 B2	6.500%	3/25/32	263,166	263,541 (b)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	5.722%	11/15/38	132,900	132,576 (a)(b)
SWCH Commercial Mortgage Trust, 2025-DATA A (1 mo. Term SOFR + 1.443%)	5.593%	2/15/42	670,000	667,469 (a)(b)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	910,000	706,751 (a)(b)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	5.771%	6/25/33	9,674	9,699 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR4 A5	4.350%	4/25/35	5,688	5,524 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1B2 (1 mo. Term SOFR + 0.934%)	5.092%	12/25/45	13,030	13,249 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR13 2A (12 mo. Moving Treasury Average + 1.500%)	5.653%	10/25/46	283,074	268,602 (b)
WMRK Commercial Mortgage Trust, 2022-WMRK A (1 mo. Term SOFR + 2.789%)	6.939%	11/15/27	1,035,000	1,039,627 (a)(b)

Total Collateralized Mortgage Obligations (Cost — $35,528,797)				34,345,460
U.S. Government & Agency Obligations — 13.3%
U.S. Government Agencies — 0.6%

Federal National Mortgage Association (FNMA), Notes (SOFR + 0.100%)	4.230%	6/18/26	1,640,000	1,641,260 (b)
U.S. Government Obligations — 12.7%
U.S. Treasury Notes	0.625%	7/31/26	10,450,000	10,183,212
U.S. Treasury Notes	3.875%	7/31/27	200,000	200,840
U.S. Treasury Notes	3.625%	8/15/28	540,000	540,063
U.S. Treasury Notes	4.125%	10/31/29	5,180,000	5,263,265
U.S. Treasury Notes	4.000%	2/28/30	2,670,000	2,701,394
U.S. Treasury Notes	3.875%	7/31/30	5,730,000	5,765,365
U.S. Treasury Notes	4.000%	7/31/32	7,710,000	7,747,345
Total U.S. Government Obligations				32,401,484

Total U.S. Government & Agency Obligations (Cost — $33,793,882)				34,042,744
Mortgage-Backed Securities — 3.9%
FHLMC — 1.3%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33	39,013	38,561
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35- 11/1/35	1,236,536	1,177,057
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	2/1/42	1,876,947	1,623,505
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	8/1/53	502,395	515,058
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.495%)	6.307%	6/1/43	45,469	46,892 (b)
Total FHLMC				3,401,073
FNMA — 2.4%
Federal National Mortgage Association (FNMA)	7.000%	2/1/27- 8/1/32	27,382	28,596
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	2.500%	2/1/35	$809,545	$782,598
Federal National Mortgage Association (FNMA)	3.000%	12/1/37- 2/1/40	962,996	920,003
Federal National Mortgage Association (FNMA)	4.500%	11/1/38	1,538,676	1,547,103
Federal National Mortgage Association (FNMA)	2.000%	2/1/42	590,461	510,731
Federal National Mortgage Association (FNMA)	5.500%	8/1/52	513,491	523,084
Federal National Mortgage Association (FNMA)	6.500%	10/1/53	454,398	473,710
Federal National Mortgage Association (FNMA)	4.000%	2/1/56- 6/1/57	290,895	275,238
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	6.411%	9/1/37	264,033	267,229 (b)
Federal National Mortgage Association (FNMA) (30 Day Average SOFR + 2.120%)	1.933%	11/1/51	993,298	940,387 (b)
Total FNMA				6,268,679
GNMA — 0.2%
Government National Mortgage Association (GNMA)	6.000%	11/15/28	1,229	1,247
Government National Mortgage Association (GNMA)	6.500%	8/15/34	25,930	26,937
Government National Mortgage Association (GNMA)	7.000%	3/15/36	10,363	11,065
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	144,375	131,760
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	128,542	119,488
Government National Mortgage Association (GNMA) II	3.500%	9/20/48- 10/20/49	33,442	30,807
Government National Mortgage Association (GNMA) II (1 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.056%)	5.510%	7/20/60	1,726	1,744 (b)
Government National Mortgage Association (GNMA) II (1 mo. FTSE USD IBOR Consumer Cash Fallbacks + 2.192%)	6.634%	8/20/60	83,405	85,763 (b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.069%)	5.064%	7/20/60	1,408	1,417 (b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.440%)	5.420%	2/20/60	21,389	21,645 (b)
Total GNMA				431,873

Total Mortgage-Backed Securities (Cost — $10,282,179)				10,101,625
Senior Loans — 1.0%
Communication Services — 0.3%
Media — 0.3%
Charter Communications Operating LLC, Term Loan B4 (3 mo. Term SOFR + 2.000%)	6.291%	12/7/30	324,701	324,634 (b)(g)(h)
Virgin Media Bristol LLC, Term Loan Facility Y4 (3 mo. Term SOFR + 3.275%)	7.593%	3/31/31	375,000	370,313 (b)(g)(h)

Total Communication Services				694,947
Consumer Discretionary — 0.3%
Specialty Retail — 0.3%
Rent-A-Center Inc., 2025 Term Loan (1 mo. Term SOFR + 2.750%)	6.884%	8/13/32	687,566	688,711 (b)(g)(h)

Financials — 0.3%
Financial Services — 0.1%
Setanta Aircraft Leasing DAC, Term Loan B (3 mo. Term SOFR + 1.750%)	5.752%	11/6/28	262,500	264,286 (b)(g)(h)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security		Rate	Maturity Date	Face Amount	Value

Insurance — 0.2%
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)		7.528%	7/30/27	$481,108	$481,318 (b)(g)(h)

Total Financials					745,604
Industrials — 0.1%
Commercial Services & Supplies — 0.1%
APi Group DE Inc., 2021 Incremental Term Loan B (1 mo. Term SOFR + 1.750%)		5.913%	1/3/29	348,863	349,007 (b)(g)(h)

Total Senior Loans (Cost — $2,480,752)					2,478,269
Sovereign Bonds — 0.5%
Israel — 0.2%

Israel Government International Bond, Senior Notes		5.375%	3/12/29	370,000	380,711
Supranational — 0.3%
Asian Development Bank, Senior Notes		1.500%	1/20/27	830,000	806,244

Total Sovereign Bonds (Cost — $1,197,324)					1,186,955
		Expiration Date	Contracts	Notional Amount
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
3-Month SOFR Futures, Call @ $96.375		12/12/25	39	$97,500	5,119
3-Month SOFR Futures, Call @ $96.750		6/12/26	111	277,500	61,050
3-Month SOFR Futures, Put @ $96.250		12/12/25	54	135,000	7,763
SOFR 1-Year Mid-Curve Futures, Put @ $96.813		10/10/25	100	250,000	5,625
SOFR 1-Year Mid-Curve Futures, Put @ $96.750		12/12/25	108	270,000	22,950
U.S. Treasury 5-Year Notes Futures, Call @ $109.500		10/24/25	171	171,000	40,078
U.S. Treasury 5-Year Notes Futures, Call @ $109.750		10/24/25	73	73,000	11,977
U.S. Treasury 5-Year Notes Futures, Call @ $110.250		10/24/25	72	72,000	5,625
U.S. Treasury 5-Year Notes Futures, Put @ $108.500		10/24/25	108	108,000	12,656
U.S. Treasury 5-Year Notes Futures, Put @ $108.750		10/24/25	90	90,000	16,172

Total Exchange-Traded Purchased Options (Cost — $325,481)					189,015
	Counterparty
OTC Purchased Options — 0.0%††
Interest rate swaption, Call @ 290.000bps, payments received by the Fund on Daily SOFR Compound annually, 290.000bps payments made by the Fund annually, maturing on 9/29/28 2.900bps (Cost — $34,014)	Goldman Sachs Group Inc.	9/25/26	8,260,000	8,260,000	33,470

Total Purchased Options (Cost — $359,495)					222,485
				Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC				78	30 *(i)(j)
Spirit Aviation Holdings Inc.				13,311	5,058 *

Total Common Stocks (Cost — $186,966)					5,088
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Warrants	Value
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $115,135)		3/12/30	9,458	$3,594 *(i)(j)
Total Investments before Short-Term Investments (Cost — $244,116,112)				243,428,922
	Rate		Shares
Short-Term Investments — 4.2%
Money Market Funds — 2.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $6,734,704)	4.101%		6,734,704	6,734,704 (k)(l)
		Maturity Date	Face Amount
U.S. Government Agencies — 1.5%
Federal Home Loan Bank (FHLB), Discount Notes (Cost — $3,892,277)	3.958%	1/23/26	$3,940,000	3,892,110

Total Short-Term Investments (Cost — $10,626,981)				10,626,814
Total Investments — 99.2% (Cost — $254,743,093)				254,055,736
Other Assets in Excess of Liabilities — 0.8%				2,174,549
Total Net Assets — 100.0%				$256,230,285

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	The coupon payment on this security is currently in default as of September 30, 2025.
(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(e)	Securities traded on a when-issued or delayed delivery basis.
(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(j)	Restricted security (Note 3).
(k)	Rate shown is one-day yield as of the end of the reporting period.
(l)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $6,734,704 and the cost was $6,734,704 (Note 2).

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Short-Term Bond Fund
Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
JSC	—	Joint Stock Company
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At September 30, 2025, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/12/25	$96.875	39	$97,500	$(975)
3-Month SOFR Futures, Put	12/11/26	96.500	54	135,000	(23,288)
SOFR 1-Year Mid-Curve Futures, Put	12/12/25	96.250	54	135,000	(1,688)
U.S. Treasury 5-Year Notes Futures, Call	11/21/25	109.000	36	36,000	(23,625)
U.S. Treasury 5-Year Notes Futures, Call	11/21/25	110.750	126	126,000	(16,734)
U.S. Treasury 5-Year Notes Futures, Put	10/24/25	109.500	45	45,000	(24,258)
U.S. Treasury 5-Year Notes Futures, Put	11/21/25	109.000	36	36,000	(16,594)
Total Exchange-Traded Written Options (Premiums received — $163,029)					(107,162)

OTC Written Options
	Counterparty
Interest rate swaption, Call, 345.000bps payments received by the Fund annually, payments made by the Fund on Daily SOFR Compound annually, maturing on 9/29/36 (Premiums received — $32,394)	Goldman Sachs Group Inc.	9/25/26	3.450 bps	1,910,000	1,910,000	$(32,279)
Total Written Options (Premiums received — $195,423)						$(139,441)

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
SOFR	—	Secured Overnight Financing Rate
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	66	3/26	$15,779,009	$15,891,975	$112,966
3-Month SOFR	52	3/27	12,593,209	12,597,650	4,441
U.S. Treasury 2-Year Notes	384	12/25	79,930,890	80,025,000	94,110
U.S. Treasury 5-Year Notes	60	12/25	6,546,453	6,551,719	5,266
U.S. Treasury Ultra 10-Year Notes	21	12/25	2,391,411	2,416,641	25,230
					242,013
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

 Western Asset Short-Term Bond Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury 10-Year Notes	56	12/25	$6,296,856	$6,300,000	$(3,144)
U.S. Treasury Long-Term Bonds	11	12/25	1,258,965	1,282,531	(23,566)
U.S. Treasury Ultra Long-Term Bonds	6	12/25	701,467	720,375	(18,908)
					(45,618)
Net unrealized appreciation on open futures contracts					$196,395

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At September 30, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
	$6,722,000	6/15/27	3.450% annually	Daily SOFR Compound annually	$(2,212)	$(958)	$(1,254)
	23,707,000	5/31/32	3.490% annually	Daily SOFR Compound annually	(33,596)	54,776	(88,372)
Total	$30,429,000				$(35,808)	$53,818	$(89,626)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.45 Index	$7,931,000	12/20/30	1.000% quarterly	$180,296	$181,916	$(1,620)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Reference Index	Reference Rate
Daily SOFR Compound	4.240%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Short-Term Bond Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$121,530,524	—	$121,530,524
Asset-Backed Securities	—	39,512,178	—	39,512,178
Collateralized Mortgage Obligations	—	34,345,460	—	34,345,460
U.S. Government & Agency Obligations	—	34,042,744	—	34,042,744
Mortgage-Backed Securities	—	10,101,625	—	10,101,625
Senior Loans	—	2,478,269	—	2,478,269
Sovereign Bonds	—	1,186,955	—	1,186,955
Purchased Options:
Exchange-Traded Purchased Options	$189,015	—	—	189,015
OTC Purchased Options	—	33,470	—	33,470
Common Stocks:
Industrials	5,058	30	—	5,088
Warrants	—	3,594	—	3,594
Total Long-Term Investments	194,073	243,234,849	—	243,428,922
Short-Term Investments†:
Money Market Funds	6,734,704	—	—	6,734,704
U.S. Government Agencies	—	3,892,110	—	3,892,110
Total Short-Term Investments	6,734,704	3,892,110	—	10,626,814
Total Investments	$6,928,777	$247,126,959	—	$254,055,736
Other Financial Instruments:
Futures Contracts††	$242,013	—	—	$242,013
Total	$7,170,790	$247,126,959	—	$254,297,749

Western Asset Short-Term Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$107,162	—	—	$107,162
OTC Written Options	—	$32,279	—	32,279
Futures Contracts††	45,618	—	—	45,618
Centrally Cleared Interest Rate Swaps††	—	89,626	—	89,626
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	1,620	—	1,620
Total	$152,780	$123,525	—	$276,305

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2025. The following transactions were effected in such company for the period ended September 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$3,732,797	$74,657,621	74,657,621	$71,655,714	71,655,714

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$111,573	—	$6,734,704
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 9/30/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	78	3/25	$949	$30	$0.38	0.00%(a)
Spirit Airlines LLC, Warrants	9,458	3/25	115,135	3,594	0.38	0.00 (a)
			$116,084	$3,624		0.00%

(a)	Amount represents less than 0.005%.

Western Asset Short-Term Bond Fund 2025 Quarterly Report